Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 31, 2021
Federated Hermes Kaufmann Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Information Federated Hermes Kaufmann Fund (the “Fund”)
Objective [Heading]	rr_ObjectiveHeading	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	RISK/RETURN SUMMARY: FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell the Fund’s Class A Shares (A), Class B Shares (B), Class C Shares (C), Class R Shares (R) and Institutional Shares (IS). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A Class) of Federated Hermes Funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 17 and in “Appendix B” to this Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	 You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A Class) of Federated Hermes Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses (excluding any sales loads on reinvested dividends, fee waivers and/or expense reimbursements) are as shown in the table above and remain the same. The expenses used to calculate the Fund’s examples do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In seeking to achieve its objective, the Fund invests a majority of its assets in the common stocks of small- and medium-sized companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market. Up to 30% of the Fund’s net assets may be invested in foreign securities. When investing in foreign securities, the Fund’s Adviser and Sub-Adviser (collectively, “Adviser”) may emphasize investment in a particular country or group of countries which may subject the Fund to the risks of investing in such country or group of countries to a greater extent than if the Fund’s foreign security exposure was diversified over a greater number of countries. The Adviser’s process for selecting investments is bottom-up and growth-oriented.The Fund may invest in fixed-income securities, American Depositary Receipts (ADRs) and use derivative contracts (such as, for example, options, swaps and futures contracts) and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative or hybrid instruments in an attempt to benefit from changes in the value of the underlying investment(s), to realize gains from trading a derivative contract or to hedge against potential losses. There can be no assurances the Fund’s use of derivative contracts and/or hybrid instruments will work as intended.
Risk [Heading]	rr_RiskHeading	What are the Main Risks of Investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:■ Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time. Information publicly available about a company, whether from the company’s financial statements or other disclosures or from third parties, or information available to some but not all market participants, can affect the price of a company’s shares in the market. Among other factors, equity securities may decline in value because of an increase in interest rates or changes in the stock market. Recent and potential future changes in industry and/or economic trends, as well as changes in monetary policy made by central banks and/or their governments, also can affect the level of interest rates and contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects (such as a decline in a company’s stock price), which could negatively impact the Fund’s performance.■ Risk Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.■ Mid-Cap Company Risk. The Fund may invest in mid-capitalization (or “mid-cap”) companies. Mid-cap companies often have narrower markets, limited managerial and financial resources, more volatile performance and greater risk of failure, compared to larger, more established companies. These factors could increase the volatility of the Fund’s portfolio, performance and Share price.■ Small-Cap Company Risk. The Fund may invest in small-capitalization (or “small-cap”) companies. Small-cap companies may have less liquid stock, a more volatile share price, unproven track records, a limited product or service base and limited access to capital. The above factors could make small-cap companies more likely to fail than larger companies, and increase the volatility of the Fund’s portfolio, performance and Share price.■ Focused Investment Risk. To the extent that the Fund focuses its investments in the securities of a particular issuer or companies in a particular country, group of countries, region, market, industry, group of industries, sector, or asset class, the Fund’s exposure to various risks may be heightened, including price volatility and adverse economic, market, political, or regulatory occurrences affecting that issuer, country, group of countries, region, market, industry, group of industries, sector, or asset class.■ Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.■ Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies and national governments, the Fund’s Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.■ Risk of Investing in ADRs and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund’s Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.■ Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive due to differing settlement and clearance procedures than those of the United States. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect the Fund against loss of its assets.■ Currency Risk. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund’s foreign investments and the value of the Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.■ European Union and Eurozone Related Risk. A number of countries in the European Union (EU), including certain countries within the EU that have adopted the euro (Eurozone), have experienced, and may continue to experience, severe economic and financial difficulties. Additional countries within the EU may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund’s investments in euro-denominated securities and derivatives contracts, securities of issuers located in the EU or with significant exposure to EU issuers or countries.■ Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may involve other risks described in this Prospectus, such as stock market, credit, currency, liquidity and leverage risks.■ Credit Risk. Credit risk includes the possibility that a party to a transaction (such as a derivative transaction) involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.■ Initial Public Offerings Risk. IPOs are initial public offerings of equity securities. Securities issued in IPOs have no trading history, and there may only be limited information about the companies. In addition, the prices of securities sold in IPOs may be highly volatile and may rise or fall shortly after an IPO.■ Leverage Risk. Leverage risk is created when an investment (such as a derivative transaction) exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.■ Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. The longer the duration of a fixed-income security, the more susceptible it is to interest rate risk. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.■ Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions, or other potentially adverse effects.■ Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured [Text]	rr_RiskNotInsured	The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance: Bar Chart and Table Risk/Return Bar Chart
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’sR class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns for each class averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.comor by calling 1-800-341-7400.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’sR class total returns on a calendar year-by-year basis.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Average Annual Total Return Table also shows the performance of the Fund compared to a broad-based securities market index as well as a comparison to the Morningstar Mid-Cap Growth Funds Average which is an additional performance benchmark for the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-341-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	FederatedInvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Federated Hermes Kaufmann Fund – R Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. Prior to January 1, 2021, the Fund’s R class imposed a 0.20% redemption fee.The Fund’s R class total return for the nine-month period from January 1, 2021 to September 30, 2021, was 3.61%.Within the periods shown in the bar chart, the Fund’s R class highest quarterly return was 29.04% (quarter ended June 30, 2020). Its lowest quarterly return was (22.75)% (quarter ended September 30, 2011).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax-returns are shown only for the Fund’s R class and after-tax returns for the Fund’s Class A, Class B, Class C and Institutional Shares may differ from those shown for the Fund’s R class.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s Institutional Shares commenced operations on December 29, 2016. For the period prior to commencement of operations of the Fund’s Institutional Shares, the performance information shown below is for the Fund’s R class, adjusted to remove any voluntary waiver of Fund expenses related to the Fund’s R class that occurred during the period prior to the commencement of the Fund’s Institutional Shares. The performance information shown below for the Fund’s R class includes the 0.20% redemption fee. Effective January 1, 2021, the redemption fee for the Fund’s R class has been eliminated.In addition to Return Before Taxes, Return After Taxes is shown for the Fund’s R class to illustrate the effect of federal taxes on Fund returns. After tax-returns are shown only for the Fund’s R class and after-tax returns for the Fund’s Class A, Class B, Class C and Institutional Shares may differ from those shown for the Fund’s R class.Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown.After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.The Average Annual Total Return Table also shows the performance of the Fund compared to a broad-based securities market index as well as a comparison to the Morningstar Mid-Cap Growth Funds Average which is an additional performance benchmark for the Fund.(For the Period Ended December 31, 2020)
Fee Waiver Or Reimbursement Over Assets, Later Of Termination Or Next Effective Prospectus	fhef_FeeWaiverOrReimbursementOverAssetsLaterOfTerminationOrNextEffectiveProspectus	up to but not including the later of (the “Termination Date”): (a)January 1, 2023; or (b) the date of the Fund’s next effective Prospectus (the “Additional Arrangements”).
Federated Hermes Kaufmann Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.30%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.96%
1 Year	rr_ExpenseExampleYear01	$ 742
3 Years	rr_ExpenseExampleYear03	1,143
5 Years	rr_ExpenseExampleYear05	1,568
10 Years	rr_ExpenseExampleYear10	2,749
1 Year	rr_ExpenseExampleNoRedemptionYear01	742
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,143
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,568
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,749
1 Year	rr_AverageAnnualReturnYear01	21.51%
5 Years	rr_AverageAnnualReturnYear05	17.12%
10 Years	rr_AverageAnnualReturnYear10	13.75%
Federated Hermes Kaufmann Fund | B
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	5.50%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.30%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.55%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.51%
1 Year	rr_ExpenseExampleYear01	$ 808
3 Years	rr_ExpenseExampleYear03	1,194
5 Years	rr_ExpenseExampleYear05	1,555
10 Years	rr_ExpenseExampleYear10	2,751
1 Year	rr_ExpenseExampleNoRedemptionYear01	258
3 Years	rr_ExpenseExampleNoRedemptionYear03	794
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,355
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,751
1 Year	rr_AverageAnnualReturnYear01	22.35%
5 Years	rr_AverageAnnualReturnYear05	17.66%
10 Years	rr_AverageAnnualReturnYear10	13.91%
Federated Hermes Kaufmann Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.30%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.55%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.51%
1 Year	rr_ExpenseExampleYear01	$ 358
3 Years	rr_ExpenseExampleYear03	794
5 Years	rr_ExpenseExampleYear05	1,355
10 Years	rr_ExpenseExampleYear10	2,751
1 Year	rr_ExpenseExampleNoRedemptionYear01	258
3 Years	rr_ExpenseExampleNoRedemptionYear03	794
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,355
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,751
1 Year	rr_AverageAnnualReturnYear01	26.95%
5 Years	rr_AverageAnnualReturnYear05	17.82%
10 Years	rr_AverageAnnualReturnYear10	13.79%
Federated Hermes Kaufmann Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.30%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.21%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.96%
1 Year	rr_ExpenseExampleYear01	$ 224
3 Years	rr_ExpenseExampleYear03	691
5 Years	rr_ExpenseExampleYear05	1,185
10 Years	rr_ExpenseExampleYear10	2,544
1 Year	rr_ExpenseExampleNoRedemptionYear01	224
3 Years	rr_ExpenseExampleNoRedemptionYear03	691
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,185
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,544
2011	rr_AnnualReturn2011	(13.78%)
2012	rr_AnnualReturn2012	17.30%
2013	rr_AnnualReturn2013	40.54%
2014	rr_AnnualReturn2014	9.14%
2015	rr_AnnualReturn2015	5.96%
2016	rr_AnnualReturn2016	3.07%
2017	rr_AnnualReturn2017	27.68%
2018	rr_AnnualReturn2018	3.63%
2019	rr_AnnualReturn2019	33.08%
2020	rr_AnnualReturn2020	28.48%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's R class total return for the nine-month period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.75%)
1 Year	rr_AverageAnnualReturnYear01	28.23%
5 Years	rr_AverageAnnualReturnYear05	18.40%
10 Years	rr_AverageAnnualReturnYear10	14.36%
Federated Hermes Kaufmann Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.30%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.51%
1 Year	rr_ExpenseExampleYear01	$ 158
3 Years	rr_ExpenseExampleYear03	490
5 Years	rr_ExpenseExampleYear05	845
10 Years	rr_ExpenseExampleYear10	1,845
1 Year	rr_ExpenseExampleNoRedemptionYear01	158
3 Years	rr_ExpenseExampleNoRedemptionYear03	490
5 Years	rr_ExpenseExampleNoRedemptionYear05	845
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,845
1 Year	rr_AverageAnnualReturnYear01	29.07%
5 Years	rr_AverageAnnualReturnYear05	18.93%
10 Years	rr_AverageAnnualReturnYear10	14.59%
Federated Hermes Kaufmann Fund | Return After Taxes on Distributions | R
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.21%
5 Years	rr_AverageAnnualReturnYear05	15.55%
10 Years	rr_AverageAnnualReturnYear10	11.70%
Federated Hermes Kaufmann Fund | Return After Taxes on Distributions and Sale of Fund Shares | R
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.11%
5 Years	rr_AverageAnnualReturnYear05	14.15%
10 Years	rr_AverageAnnualReturnYear10	11.09%
Federated Hermes Kaufmann Fund | Russell Midcap® Growth Index(reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01		[2]
5 Years	rr_AverageAnnualReturnYear05		[2]
10 Years	rr_AverageAnnualReturnYear10		[2]
Federated Hermes Kaufmann Fund | Morningstar Mid-Cap Growth Funds Average
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	39.26%	[3]
5 Years	rr_AverageAnnualReturnYear05	17.80%	[3]
10 Years	rr_AverageAnnualReturnYear10	13.83%	[3]

[1]	Pursuant to the settlement of certain litigation, the Adviser has agreed for a period continuing until June 30, 2022, to waive its investment advisory fee so that such fee will not exceed 1.275%. Also, pursuant to the settlement agreement, effective July 1, 2012 and continuing until June 30, 2022, the Adviser has agreed to further waive the advisory fee by an additional 0.02%, 0.04%, 0.06% or 0.07% if the Fund’s net assets exceed eight, nine, ten or twelve billion dollars, respectively. In addition, as a separate matter, the Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, dividends and other expenses related to short sales, interest expense, extraordinary expenses, tax reclaim recovery expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s A, B, C, R and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50%, 2.50%, 1.95% and 1.50% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a)January 1, 2023; or (b) the date of the Fund’s next effective Prospectus (the “Additional Arrangements”). While the Adviser and its affiliates currently do not anticipate terminating or increasing these Additional Arrangements prior to the Termination Date, these Additional Arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board of Trustees.
[2]	The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market. The Russell Midcap® Growth Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap growth market. The Russell Midcap® Growth Index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
[3]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.